Stock-based compensation - Schedule of fair value assumptions (Details) - Options to purchase common stock	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	2.45%	1.83%	1.23%
Risk-free interest rate, maximum	2.91%	2.40%	2.40%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (as a percent)	81.56%	73.87%	71.01%
Expected term	5 years 3 months 18 days	5 years 3 months 18 days	5 years 3 months 18 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (as a percent)	82.41%	81.04%	74.20%
Expected term	10 years	9 years 6 months	10 years